Loan Operations and Lease Operations Portfolio - Summary of Analysis of Present Value of Minimum Future Payments Receivable From Finance Leases by Maturity (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Line Items]
Minimum future payments	R$ 10,525	R$ 12,515
Future financial income	(2,973)	(4,757)
Present value	7,552	7,758
Current [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	2,007	3,292
Future financial income	(708)	(1,898)
Present value	1,299	1,394
Current [Member] | Up to one year [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	2,007	3,292
Future financial income	(708)	(1,898)
Present value	1,299	1,394
Non-current [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	8,518	9,223
Future financial income	(2,265)	(2,859)
Present value	6,253	6,364
Non-current [Member] | From one to five years [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	4,390	5,334
Future financial income	(2,038)	(2,803)
Present value	2,352	2,531
Non-current [Member] | Over 5 years [Member]
Disclosure of loans and lease operations [Line Items]
Minimum future payments	4,128	3,889
Future financial income	(227)	(56)
Present value	R$ 3,901	R$ 3,833